Trade Receivables, Other Receivables and Prepayments (Details) - Schedule of Aging Analysis of Trade Receivables - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Trade Receivables, Other Receivables and Prepayments (Details) - Schedule of Aging Analysis of Trade Receivables [Line Items]
Trade receivables	$ 402,820	$ 37,487
Past due for less than 4 months [Member]
Trade Receivables, Other Receivables and Prepayments (Details) - Schedule of Aging Analysis of Trade Receivables [Line Items]
Trade receivables	402,820
Past due for more than 4 months [Member]
Trade Receivables, Other Receivables and Prepayments (Details) - Schedule of Aging Analysis of Trade Receivables [Line Items]
Trade receivables		$ 37,487